REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

4.REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present the Group’s revenues disaggregated by the nature of the product or service:

	Years Ended December 31,
	2018	2019	2020
Room revenues	6,894	7,057	5,735
Food and beverage revenues	304	351	608
Others	272	310	565
Leased and owned hotels revenue	7,470	7,718	6,908
Initial one-time franchise fee	79	93	110
On-going management and service fees	983	1,228	1,057
Central reservation system usage fees, other system maintenance and support fees	630	908	908
Reimbursements for hotel manager fees	455	581	657
Other fees	380	532	404
Manachised and franchised hotels revenue	2,527	3,342	3,136
Other revenues	66	152	152
Total revenues	10,063	11,212	10,196

Contract Balances

The Group’s contract assets are insignificant at December 31, 2019 and 2020.

	As of December 31,
	2019	2020
Current contract liabilities	1,179	1,272
Long-term contract liabilities	559	662
Total contract liabilities	1,738	1,934

The contract liabilities balances above which are classified as deferred revenue on the consolidated balance sheet, as of December 31, 2019 and 2020 were comprised of the following:

	As of December 31,
	2019	2020
Initial fees received from franchisees owners	869	924
Cash received for membership fees and not recognized as revenue	400	430
Advances received from customers	412	529
Deferred revenue related to the loyalty program	57	51
Total	1,738	1,934

The Group classifies initial fees received from franchisees into current liabilities when the hotel has not yet opened. Initial fees received from franchisees for pre-opening hotels are RMB448 and RMB429 as of December 31, 2019 and 2020, respectively. Once the hotel opens, initial one-time franchise fee will be recognized as revenue over the term of the franchise contract and the initial fees received from franchisees that has not been recognized as revenue will be reclassified into current contract liabilities and long-term contract liabilities, respectively.

The Group recognized revenues that were previously deferred as contract liabilities of RMB491 and RMB748 during the years ended December 31, 2019 and 2020, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2020, the Group had RMB51 of deferred revenues related to unsatisfied performance obligations under H Rewards that will be recognized as revenues when the points are redeemed, which the Group estimate will occur over the next two years. The Group had RMB924 of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over generally one to ten years. Additionally, the Group had RMB430 of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years. The Group also had RMB529 of deferred revenues related to advances received from customers, which are expected to be recognized as revenues in future periods over the terms of the related contracts.

The Group did not estimate revenues expected to be recognized related to the Group’s unsatisfied performance for the following:

●	Revenues related to on-going management and franchise service fees, as they are considered sales-based royalty fees.
●	Revenues related to central reservation system usage fees, other system maintenance and support fees, and reimbursement for hotel manager fee, as the related revenues from the satisfaction of these performance obligations is recognized when the Group is entitled to invoice the amount.